UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund

Semi-Annual Report

June 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Holdings as of June 30, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	27.7
German Federal Republic	1.6
CCO Holdings LLC/CCO Holdings Capital Corp.	1.3
JPMorgan Chase & Co.	1.0
Freddie Mac	1.0
TransDigm, Inc.	1.0
Bank of America Corp.	0.8
Citigroup, Inc.	0.8
United Kingdom, Great Britain and Northern Ireland	0.7
Fannie Mae	0.6
36.5

Market Sectors as of June 30, 2022

% of fund's net assets
Financials	8.9
Energy	8.6
Communication Services	7.7
Consumer Discretionary	7.4
Industrials	5.9
Materials	4.8
Information Technology	3.8
Health Care	3.3
Utilities	2.8
Consumer Staples	2.4
Real Estate	1.7

Quality Diversification (% of fund's net assets)

As of June 30, 2022
U.S. Government and U.S. Government Agency Obligations*	30.3%
AAA,AA,A	4.9%
BBB	7.0%
BB	19.4%
B	21.4%
CCC,CC,C	3.7%
Not Rated	4.3%
Equities	2.8%
Short-Term Investments and Net Other Assets	6.2%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2022*,**,***,†
Preferred Securities	7.8%
Corporate Bonds	37.2%
U.S. Government and U.S. Government Agency Obligations	30.3%
Foreign Government & Government Agency Obligations	6.2%
Bank Loan Obligations	9.5%
Stocks	2.8%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments – 24.1%

 ** Futures and Swaps – 9.5%

 *** Forward Currency Contracts – (4.7)%

 † Includes NCUA Guaranteed Notes

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	75.9%
Cayman Islands	2.4%
Germany	2.2%
United Kingdom	2.0%
Luxembourg	1.8%
Canada	1.7%
Mexico	1.4%
Netherlands	1.3%
Israel	0.8%
Other	10.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.5%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		$1,457	$7,285
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		2,515	11,443
			18,728
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (c)		2,620	2,227

TOTAL CONVERTIBLE BONDS			20,955

Nonconvertible Bonds - 29.4%
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.9%
Altice France SA:
5.125% 7/15/29 (d)		38,465	29,041
5.5% 1/15/28 (d)		13,345	10,576
5.5% 10/15/29 (d)		28,170	21,516
8.125% 2/1/27 (d)		4,495	4,137
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		21,480	19,278
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		3,300	2,731
5.625% 9/15/28 (d)		2,610	2,042
Cogent Communications Group, Inc. 7% 6/15/27 (d)		2,785	2,668
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		11,730	9,971
5.875% 10/15/27 (d)		6,300	5,664
6% 1/15/30 (d)		5,550	4,270
6.75% 5/1/29 (d)		7,510	6,177
8.75% 5/15/30 (d)		2,785	2,816
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)		2,800	2,306
6% 2/15/28 (d)		2,355	1,692
10.75% 6/1/28 (d)		3,695	3,288
Qwest Corp. 7.25% 9/15/25		955	982
Sable International Finance Ltd. 5.75% 9/7/27 (d)		11,004	10,039
Sprint Capital Corp.:
6.875% 11/15/28		53,897	56,674
8.75% 3/15/32		15,023	18,080
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	8,118
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	11,115
Windstream Escrow LLC 7.75% 8/15/28 (d)		24,965	20,097
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	7,918
			261,196
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		4,175	3,384
Media - 2.8%
Altice Financing SA:
5% 1/15/28 (d)		6,470	5,214
5.75% 8/15/29 (d)		11,270	9,044
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	3,722
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		10,205	8,317
4.5% 8/15/30 (d)		16,805	13,953
4.5% 5/1/32		6,745	5,461
4.75% 3/1/30 (d)		51,010	43,626
5% 2/1/28 (d)		54,720	50,490
5.125% 5/1/27 (d)		25,220	23,801
5.375% 6/1/29 (d)		34,085	30,467
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	9,114
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		5,745	4,131
CSC Holdings LLC:
4.5% 11/15/31 (d)		14,440	11,135
5.375% 2/1/28 (d)		13,855	11,985
6.5% 2/1/29 (d)		15,380	13,844
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		24,690	6,173
DISH DBS Corp.:
5.25% 12/1/26 (d)		6,925	5,428
5.75% 12/1/28 (d)		6,925	5,127
Gannett Holdings LLC 6% 11/1/26 (d)		4,000	3,350
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		8,590	6,883
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		7,310	6,104
6.75% 10/15/27 (d)		6,107	5,697
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		13,395	11,486
5.625% 7/15/27 (d)		14,270	13,021
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,223
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (d)		6,500	5,024
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		1,655	1,387
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)		4,235	3,779
3.875% 9/1/31 (d)		5,645	4,495
4% 7/15/28 (d)		11,260	9,740
5% 8/1/27 (d)		8,740	8,107
Townsquare Media, Inc. 6.875% 2/1/26 (d)		3,305	2,944
Univision Communications, Inc.:
4.5% 5/1/29 (d)		5,760	4,821
7.375% 6/30/30 (d)		3,855	3,768
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	6,817
VZ Secured Financing BV 5% 1/15/32 (d)		11,130	9,238
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		3,375	2,647
6% 1/15/27 (d)		7,930	7,018
Ziggo BV 4.875% 1/15/30 (d)		4,805	4,076
			395,657
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		11,675	9,632
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,040	770
Sprint Corp. 7.625% 3/1/26		3,615	3,809
T-Mobile U.S.A., Inc. 3.5% 4/15/31		2,215	1,912
			16,123
TOTAL COMMUNICATION SERVICES			676,360
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		4,830	4,492
Dana, Inc. 4.5% 2/15/32		4,150	3,066
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		1,280	0
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		632	285
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		7,155	5,992
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		2,515	1,993
			15,828
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		13,490	10,003
McLaren Finance PLC 7.5% 8/1/26 (d)		3,860	2,852
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(f)(g)		14,000	12,516
			25,371
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		4,235	3,780
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	4,973
Service Corp. International 4% 5/15/31		5,750	4,909
Sotheby's 7.375% 10/15/27 (d)		2,970	2,753
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		4,315	3,704
TKC Holdings, Inc. 6.875% 5/15/28 (d)		6,393	5,476
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,750	4,477
			30,072
Hotels, Restaurants & Leisure - 2.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)		5,685	4,934
4% 10/15/30 (d)		23,490	18,851
4.375% 1/15/28 (d)		6,265	5,477
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,520	2,117
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		2,720	2,308
Boyd Gaming Corp. 4.75% 6/15/31 (d)		7,140	6,033
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		8,375	6,512
6.25% 7/1/25 (d)		25,535	24,609
8.125% 7/1/27 (d)		34,045	32,896
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,138
Carnival Corp.:
4% 8/1/28 (d)		8,475	6,950
7.625% 3/1/26 (d)		5,040	3,893
9.875% 8/1/27 (d)		10,150	9,833
10.5% 2/1/26 (d)		7,395	7,381
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		2,790	2,539
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,690
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)		11,750	10,017
6.75% 1/15/30 (d)		11,020	8,458
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)		3,350	2,841
4% 5/1/31 (d)		5,020	4,172
4.875% 1/15/30		11,025	9,964
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	4,909
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		3,955	3,344
Melco Resorts Finance Ltd.:
5.25% 4/26/26 (d)		7,095	5,002
5.75% 7/21/28 (d)		3,385	2,166
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,179
MGM Resorts International 4.75% 10/15/28		6,740	5,668
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		6,935	5,443
5.875% 2/15/27 (d)		5,580	4,771
NCL Finance Ltd. 6.125% 3/15/28 (d)		2,690	1,957
Papa John's International, Inc. 3.875% 9/15/29 (d)		2,555	2,108
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		6,740	7,077
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)		12,975	9,238
5.875% 9/1/31 (d)		10,975	7,617
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)		4,165	3,027
10.875% 6/1/23 (d)		8,545	8,547
11.5% 6/1/25 (d)		7,392	7,595
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		5,630	4,764
Station Casinos LLC 4.625% 12/1/31 (d)		4,155	3,241
Studio City Finance Ltd. 5% 1/15/29 (d)		3,255	1,623
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	3,850
Viking Cruises Ltd. 13% 5/15/25 (d)		5,740	5,882
Voc Escrow Ltd. 5% 2/15/28 (d)		6,285	5,050
Yum! Brands, Inc. 4.625% 1/31/32		5,905	5,193
			292,864
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		4,105	3,015
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	3,175
Century Communities, Inc. 3.875% 8/15/29 (d)		4,225	3,305
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		775	753
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)		7,360	5,520
4% 4/15/29 (d)		7,905	6,368
TopBuild Corp. 3.625% 3/15/29 (d)		3,030	2,385
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	11,453
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	7,521
			43,495
Internet & Direct Marketing Retail - 0.7%
Angi Group LLC 3.875% 8/15/28 (d)		3,385	2,577
Millennium Escrow Corp. 6.625% 8/1/26 (d)		5,650	4,560
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		23,835	18,830
Uber Technologies, Inc.:
4.5% 8/15/29 (d)		12,675	10,425
6.25% 1/15/28 (d)		5,520	5,105
7.5% 9/15/27 (d)		31,625	30,638
8% 11/1/26 (d)		29,170	29,039
			101,174
Multiline Retail - 0.1%
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)		2,925	2,454
6.125% 3/15/32 (d)		2,820	2,355
Nordstrom, Inc.:
4.25% 8/1/31		11,600	8,791
4.375% 4/1/30		1,745	1,357
5% 1/15/44		825	588
6.95% 3/15/28		250	237
			15,782
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (d)		4,190	3,174
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,724
4.625% 11/15/29 (d)		4,555	3,764
4.75% 3/1/30		1,980	1,628
5% 2/15/32 (d)		4,915	4,018
At Home Group, Inc. 4.875% 7/15/28 (d)		2,840	2,059
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)		3,355	2,898
6.75% 7/1/36		15,890	12,710
6.875% 11/1/35		4,345	3,530
7.5% 6/15/29		5,030	4,578
Carvana Co.:
4.875% 9/1/29 (d)		9,855	5,604
5.5% 4/15/27 (d)		5,905	3,811
Foot Locker, Inc. 4% 10/1/29 (d)		2,800	2,118
LCM Investments Holdings 4.875% 5/1/29 (d)		3,120	2,375
Michaels Companies, Inc. 5.25% 5/1/28 (d)		6,875	5,404
Victoria's Secret & Co. 4.625% 7/15/29 (d)		10,565	7,961
			67,356
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (d)		2,820	1,996
4.25% 3/15/29 (d)		4,325	3,199
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		2,420	1,922
			7,117
TOTAL CONSUMER DISCRETIONARY			599,059
CONSUMER STAPLES - 1.2%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		3,135	2,226
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		5,285	4,277
4.625% 1/15/27 (d)		13,797	12,325
4.875% 2/15/30 (d)		23,423	20,093
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,155	3,830
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		4,698	4,695
Nestle Finance International Ltd. 1.5% 3/29/35 (Reg. S)	EUR	10,189	9,045
Performance Food Group, Inc.:
4.25% 8/1/29 (d)		3,955	3,302
5.5% 10/15/27 (d)		5,345	4,948
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		6,735	6,035
United Natural Foods, Inc. 6.75% 10/15/28 (d)		4,680	4,374
			72,924
Food Products - 0.5%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		3,790	3,203
Darling Ingredients, Inc. 6% 6/15/30 (d)		3,710	3,698
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		12,225	11,569
6.5% 4/15/29 (d)		2,840	2,857
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)		5,575	4,825
4.375% 1/31/32 (d)		2,790	2,427
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		10,220	8,528
Post Holdings, Inc.:
4.5% 9/15/31 (d)		12,110	9,904
4.625% 4/15/30 (d)		6,415	5,413
5.5% 12/15/29 (d)		11,940	10,674
5.75% 3/1/27 (d)		1,713	1,659
Simmons Foods, Inc. 4.625% 3/1/29 (d)		4,295	3,631
TreeHouse Foods, Inc. 4% 9/1/28		2,250	1,833
			70,221
Household Products - 0.1%
Diamond BC BV 4.625% 10/1/29 (d)		3,360	2,687
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		4,310	3,473
			6,160
Personal Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (d)		6,925	6,527
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	6,041	5,522
			12,049
TOTAL CONSUMER STAPLES			163,580
ENERGY - 3.8%
Energy Equipment& Services - 0.3%
CGG SA 8.75% 4/1/27 (d)		5,895	5,011
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,098
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		6,565	5,822
7.5% 1/15/28 (d)		5,660	4,868
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		3,620	2,293
NuStar Logistics LP 6% 6/1/26		7,285	6,811
Summit Midstream Holdings LLC:
5.75% 4/15/25		3,405	2,664
8.5% (d)(h)		4,185	3,757
			34,324
Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)		4,305	3,855
5.75% 1/15/28 (d)		10,640	9,687
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,899
Cheniere Energy Partners LP:
3.25% 1/31/32 (d)		4,200	3,308
4% 3/1/31		9,070	7,712
Cheniere Energy, Inc. 4.625% 10/15/28		13,395	12,063
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)		3,115	2,937
6.75% 4/15/29 (d)		4,415	4,269
7% 10/1/24 (c)(e)		3,985	0
8% 1/15/25 (c)(e)		1,955	0
8% 6/15/27 (c)(e)		1,240	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	15,896
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		4,665	4,307
7% 6/15/25 (d)		13,580	13,139
CNX Midstream Partners LP 4.75% 4/15/30 (d)		2,970	2,495
CNX Resources Corp. 6% 1/15/29 (d)		3,200	2,989
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		4,055	3,553
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		11,860	10,200
6.75% 3/1/29 (d)		8,110	7,262
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		12,715	10,827
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		11,025	9,812
5.75% 4/1/25		2,960	2,768
6% 2/1/29 (d)		16,880	14,729
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		2,450	2,197
CVR Energy, Inc.:
5.25% 2/15/25 (d)		9,740	8,955
5.75% 2/15/28 (d)		24,505	21,851
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		10,780	9,057
DT Midstream, Inc.:
4.125% 6/15/29 (d)		4,285	3,632
4.375% 6/15/31 (d)		4,285	3,589
EG Global Finance PLC 8.5% 10/30/25 (d)		9,545	9,247
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)		10,149	9,668
6.625% 7/15/25 (d)		3,395	3,412
Energy Transfer LP 5.5% 6/1/27		12,065	12,347
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		4,590	3,844
5.125% 6/15/28 (d)		6,600	5,924
5.5% 10/15/30 (d)		2,775	2,491
5.625% 2/15/26 (d)		9,140	8,706
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		7,130	6,720
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (d)		4,350	3,726
6.375% 4/15/27 (d)		2,780	2,617
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	6,536
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,745
5.625% 5/1/27		3,665	3,592
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		10,330	9,357
6.75% 9/15/25 (d)		8,805	8,321
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26		2,165	1,619
NGPL PipeCo LLC 4.875% 8/15/27 (d)		1,800	1,781
Occidental Petroleum Corp.:
3.5% 8/15/29		3,820	3,412
5.875% 9/1/25		6,775	6,746
6.2% 3/15/40		3,565	3,512
6.375% 9/1/28		6,775	6,860
6.45% 9/15/36		11,875	12,172
6.6% 3/15/46		7,130	7,572
6.625% 9/1/30		13,550	13,957
7.2% 3/15/29		2,440	2,513
7.5% 5/1/31		680	731
Parkland Corp.:
4.5% 10/1/29 (d)		4,420	3,583
4.625% 5/1/30 (d)		5,540	4,494
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	13,357
7.25% 6/15/25		13,580	12,694
9.25% 5/15/25 (d)		27,585	28,895
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,018
PDC Energy, Inc. 6.125% 9/15/24		1,240	1,232
SM Energy Co.:
5.625% 6/1/25		4,400	4,158
6.625% 1/15/27		12,830	11,996
6.75% 9/15/26		3,175	2,995
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,180
5.95% 1/23/25 (f)		149	147
7.75% 10/1/27		7,830	7,987
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	4,546
4.5% 4/30/30 (d)		5,550	4,481
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (d)		4,225	3,486
7.5% 10/1/25 (d)		5,035	4,873
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	5,784
Teine Energy Ltd. 6.875% 4/15/29 (d)		4,420	4,111
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	2,890
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		3,525	3,083
4.125% 8/15/31 (d)		3,525	3,012
			494,118
TOTAL ENERGY			528,442
FINANCIALS - 3.5%
Banks - 0.2%
Nordea Bank ABP 2.5% 5/23/29 (Reg. S)	EUR	13,203	13,122
Svenska Handelsbanken AB 3.25% 6/1/33 (Reg. S) (f)	EUR	9,304	9,311
			22,433
Capital Markets - 0.6%
AssuredPartners, Inc.:
5.625% 1/15/29 (d)		3,905	3,126
7% 8/15/25 (d)		2,930	2,752
Blackstone Holdings Finance Co. LLC 3.5% 6/1/34 (Reg. S)	EUR	11,835	11,562
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		7,265	5,684
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		4,200	2,644
3.625% 10/1/31 (d)		4,200	2,359
Credit Suisse Group AG 2.875% 4/2/32 (Reg. S) (f)	EUR	18,220	16,037
Deutsche Bank AG 4% 6/24/32 (Reg. S) (f)	EUR	12,100	11,596
Deutsche Borse AG 1.5% 4/4/32 (Reg. S)	EUR	7,500	7,042
Hightower Holding LLC 6.75% 4/15/29 (d)		2,870	2,158
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		3,985	3,547
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		4,420	3,448
MSCI, Inc.:
3.25% 8/15/33 (d)		4,225	3,368
4% 11/15/29 (d)		3,780	3,350
			78,673
Consumer Finance - 1.4%
Ally Financial, Inc.:
8% 11/1/31		16,761	18,340
8% 11/1/31		53,672	59,665
Ford Motor Credit Co. LLC:
3.375% 11/13/25		15,970	14,381
3.625% 6/17/31		7,380	5,720
4% 11/13/30		25,360	20,548
5.113% 5/3/29		6,160	5,522
OneMain Finance Corp.:
4% 9/15/30		3,340	2,476
5.375% 11/15/29		5,560	4,506
6.625% 1/15/28		4,415	3,946
6.875% 3/15/25		30,605	29,006
7.125% 3/15/26		41,215	38,240
			202,350
Diversified Financial Services - 0.6%
Altus Midstream LP 5.875% 6/15/30 (d)		4,180	3,982
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		2,765	2,135
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		6,600	6,377
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,152
5.25% 5/15/27		23,175	20,510
6.25% 5/15/26		14,625	13,601
6.375% 12/15/25		18,820	17,791
James Hardie International Finance Ltd. 5% 1/15/28 (d)		5,270	4,690
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		4,165	123
5.25% 12/27/33 pay-in-kind (d)		3,947	122
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		2,265	2,005
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		9,930	8,022
			84,510
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)		4,230	3,311
7% 11/15/25 (d)		20,290	18,249
10.125% 8/1/26 (d)		6,810	6,614
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		6,740	5,834
5.875% 11/1/29 (d)		4,180	3,469
6.75% 10/15/27 (d)		10,080	8,945
Allianz SE 4.252% 7/5/52 (Reg. S) (f)	EUR	17,200	17,238
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,105	3,362
AXA SA 4.25% 3/10/43 (Reg. S) (f)	EUR	14,867	14,695
Berkshire Hathaway Finance Corp. 2% 3/18/34	EUR	12,112	10,861
HUB International Ltd.:
5.625% 12/1/29 (d)		6,030	4,981
7% 5/1/26 (d)		6,980	6,564
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	1,700	1,574
			105,697
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,231
TOTAL FINANCIALS			497,894
HEALTH CARE - 2.1%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,795	2,425
Health Care Equipment & Supplies - 0.1%
American Medical Systems Europe 1.875% 3/8/34	EUR	8,416	7,330
Avantor Funding, Inc. 3.875% 11/1/29 (d)		2,790	2,440
Hologic, Inc. 4.625% 2/1/28 (d)		2,505	2,344
			12,114
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29 (d)		2,995	2,591
Cano Health, Inc. 6.25% 10/1/28 (d)		1,865	1,525
Centene Corp.:
4.25% 12/15/27		6,820	6,366
4.625% 12/15/29		23,795	22,189
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		11,430	8,368
5.25% 5/15/30 (d)		8,305	6,311
5.625% 3/15/27 (d)		4,015	3,398
6% 1/15/29 (d)		4,940	4,092
6.125% 4/1/30 (d)		11,530	7,033
8% 3/15/26 (d)		37,390	34,051
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		2,075	1,488
4.625% 6/1/30 (d)		15,850	12,361
HealthEquity, Inc. 4.5% 10/1/29 (d)		2,950	2,581
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	7,040
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		3,250	2,625
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		6,345	5,424
3.875% 5/15/32 (d)		5,560	4,663
4.375% 6/15/28 (d)		4,690	4,189
Option Care Health, Inc. 4.375% 10/31/29 (d)		3,060	2,624
Radiology Partners, Inc. 9.25% 2/1/28 (d)		11,755	8,828
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,200	5,359
Tenet Healthcare Corp.:
4.625% 7/15/24		1,500	1,440
4.625% 9/1/24 (d)		7,305	7,013
4.875% 1/1/26 (d)		18,260	16,799
5.125% 11/1/27 (d)		10,955	9,860
6.125% 10/1/28 (d)		11,515	9,854
6.125% 6/15/30 (d)		8,360	7,713
6.25% 2/1/27 (d)		20,050	18,454
			224,239
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		5,660	5,355
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		5,580	4,640
			9,995
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		4,745	4,118
4% 3/15/31 (d)		6,035	5,145
4.25% 5/1/28 (d)		2,045	1,837
Syneos Health, Inc. 3.625% 1/15/29 (d)		5,025	4,255
			15,355
Pharmaceuticals - 0.2%
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	7,800	6,815
Catalent Pharma Solutions:
3.5% 4/1/30 (d)		2,800	2,285
5% 7/15/27 (d)		2,295	2,160
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		10,200	9,027
5.125% 4/30/31 (d)		8,890	7,671
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,371
5.125% 5/9/29		2,775	2,286
			32,615
TOTAL HEALTH CARE			296,743
INDUSTRIALS - 3.2%
Aerospace & Defense - 1.3%
Bombardier, Inc.:
6% 2/15/28 (d)		2,815	2,110
7.125% 6/15/26 (d)		5,695	4,641
7.5% 3/15/25 (d)		7,951	7,186
7.875% 4/15/27 (d)		28,965	23,866
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,400	5,696
Moog, Inc. 4.25% 12/15/27 (d)		2,025	1,755
Rolls-Royce PLC 5.75% 10/15/27 (d)		6,560	5,913
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		9,205	8,549
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	19,662
TransDigm, Inc.:
4.625% 1/15/29		9,290	7,479
5.5% 11/15/27		68,140	57,919
6.25% 3/15/26 (d)		11,120	10,717
6.375% 6/15/26		20,230	18,915
7.5% 3/15/27		11,028	10,404
			184,812
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	3,604
Airlines - 0.4%
Air Canada 3.875% 8/15/26 (d)		4,230	3,578
Delta Air Lines, Inc. 7% 5/1/25 (d)		1,671	1,691
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		20,660	20,305
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		4,670	4,793
United Airlines, Inc.:
4.375% 4/15/26 (d)		14,560	12,830
4.625% 4/15/29 (d)		8,725	7,401
			50,598
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)		1,400	1,291
6.375% 6/15/30 (d)		2,780	2,715
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		3,280	2,369
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		1,865	1,501
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)		4,185	3,317
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		4,830	3,786
			14,979
Commercial Services & Supplies - 0.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		8,235	5,980
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		10,374	8,555
4.625% 6/1/28 (d)		6,871	5,560
CoreCivic, Inc. 8.25% 4/15/26		14,975	14,603
Covanta Holding Corp.:
4.875% 12/1/29 (d)		4,300	3,499
5% 9/1/30		6,775	5,530
GFL Environmental, Inc.:
4% 8/1/28 (d)		4,200	3,465
4.75% 6/15/29 (d)		5,705	4,721
IAA, Inc. 5.5% 6/15/27 (d)		2,830	2,636
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		6,210	5,905
Madison IAQ LLC:
4.125% 6/30/28 (d)		5,345	4,415
5.875% 6/30/29 (d)		4,265	3,268
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		2,855	2,579
4.75% 7/15/31 (d)		2,870	2,582
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)		2,960	2,351
7.25% 3/15/29 (d)		2,960	2,239
The Brink's Co. 4.625% 10/15/27 (d)		7,200	6,398
The GEO Group, Inc.:
5.125% 4/1/23		7,555	7,132
5.875% 10/15/24		8,575	7,706
6% 4/15/26		5,755	4,689
			103,813
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		7,490	7,078
Arcosa, Inc. 4.375% 4/15/29 (d)		4,130	3,505
Bouygues SA 3.25% 6/30/37	EUR	4,200	4,026
Pike Corp. 5.5% 9/1/28 (d)		14,255	11,572
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		5,520	4,830
6% 12/1/29 (d)		5,105	4,009
6.125% 7/1/29 (d)		3,035	2,395
			37,415
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		5,910	5,012
Machinery - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		4,630	3,866
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		1,880	1,810
			5,676
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		4,240	3,384
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	4,912
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		6,270	5,549
4% 7/1/29 (d)		2,820	2,459
TriNet Group, Inc. 3.5% 3/1/29 (d)		4,545	3,744
			16,664
Road & Rail - 0.1%
Hertz Corp.:
4.625% 12/1/26 (d)		2,350	1,965
5% 12/1/29 (d)		4,560	3,511
5.5% 10/15/24 (c)(d)(e)		6,540	8
6% 1/15/28 (c)(d)(e)		5,785	340
6.25% 10/15/22 (c)(e)		6,775	8
7.125% 8/1/26 (c)(d)(e)		6,315	363
XPO Logistics, Inc. 6.25% 5/1/25 (d)		5,220	5,181
			11,376
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		3,110	2,278
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		10,040	8,120
			10,398
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		4,235	3,387
TOTAL INDUSTRIALS			451,118
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.0%
II-VI, Inc. 5% 12/15/29 (d)		4,370	3,813
TTM Technologies, Inc. 4% 3/1/29 (d)		4,540	3,818
			7,631
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		4,315	3,581
Block, Inc. 3.5% 6/1/31 (d)		5,745	4,578
CA Magnum Holdings 5.375% (d)(h)		2,230	1,929
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	5,807
Gartner, Inc.:
3.625% 6/15/29 (d)		4,040	3,500
3.75% 10/1/30 (d)		6,920	5,891
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		6,060	5,109
5.25% 12/1/27 (d)		5,665	5,183
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		3,845	2,513
Unisys Corp. 6.875% 11/1/27 (d)		3,685	3,217
			41,308
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 3.875% 9/1/28 (d)		6,765	5,957
Synaptics, Inc. 4% 6/15/29 (d)		3,500	2,842
			8,799
Software - 0.7%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	6,033
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		4,225	4,067
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)		5,025	4,198
4.875% 7/1/29 (d)		4,755	3,904
Elastic NV 4.125% 7/15/29 (d)		8,005	6,682
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	5,687
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,780	4,623
MicroStrategy, Inc. 6.125% 6/15/28 (d)		9,960	7,931
NCR Corp.:
5% 10/1/28 (d)		3,385	2,870
5.25% 10/1/30 (d)		13,370	11,532
5.75% 9/1/27 (d)		5,480	4,864
6.125% 9/1/29 (d)		5,480	4,739
NortonLifeLock, Inc. 5% 4/15/25 (d)		6,360	6,201
Open Text Corp.:
3.875% 2/15/28 (d)		3,220	2,864
3.875% 12/1/29 (d)		3,045	2,563
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)		3,220	2,785
4.125% 12/1/31 (d)		2,490	2,062
PTC, Inc.:
3.625% 2/15/25 (d)		3,755	3,551
4% 2/15/28 (d)		3,715	3,357
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		11,835	8,802
			99,315
TOTAL INFORMATION TECHNOLOGY			157,053
MATERIALS - 2.3%
Chemicals - 0.9%
BASF AG:
1.5% 3/17/31 (Reg. S)	EUR	1,700	1,498
3.75% 6/29/32 (Reg. S)	EUR	11,900	12,170
Gpd Companies, Inc. 10.125% 4/1/26 (d)		8,860	8,443
Ingevity Corp. 3.875% 11/1/28 (d)		6,715	5,624
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		2,100	1,796
Lanxess AG 1.75% 3/22/28 (Reg. S)	EUR	12,200	11,448
Linde PLC:
1.375% 3/31/31 (Reg. S)	EUR	7,900	7,280
1.625% 3/31/35 (Reg. S)	EUR	12,100	10,513
LSB Industries, Inc. 6.25% 10/15/28 (d)		9,723	8,581
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		5,600	4,386
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		3,770	3,130
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		6,435	5,148
The Chemours Co. LLC:
5.375% 5/15/27		18,470	16,251
5.75% 11/15/28 (d)		10,075	8,586
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	4,433
Valvoline, Inc. 4.25% 2/15/30 (d)		4,680	3,908
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		13,095	9,641
			122,836
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		6,525	5,693
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		3,025	2,582
4% 9/1/29 (d)		6,050	4,834
6% 6/15/27 (d)		2,785	2,750
Cascades, Inc.:
5.125% 1/15/26 (d)		3,310	3,023
5.375% 1/15/28 (d)		3,310	2,814
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)		3,315	3,115
8.75% 4/15/30 (d)		7,010	6,047
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	16,891
7.5% 12/15/96		7,695	7,726
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	2,985
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		3,585	3,038
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,127
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		4,195	3,946
			61,878
Metals & Mining - 0.9%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)		7,735	6,916
6.125% 5/15/28 (d)		2,110	2,052
Algoma Steel SCA 0% 12/31/23 (c)		1,518	0
Allegheny Technologies, Inc.:
4.875% 10/1/29		2,795	2,229
5.125% 10/1/31		2,480	1,900
Arconic Corp.:
6% 5/15/25 (d)		4,090	3,989
6.125% 2/15/28 (d)		9,123	8,519
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		4,615	4,073
4.875% 3/1/31 (d)		4,615	4,069
5.875% 6/1/27		11,010	10,267
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		9,315	8,430
Eldorado Gold Corp. 6.25% 9/1/29 (d)		4,225	3,405
ERO Copper Corp. 6.5% 2/15/30 (d)		4,180	3,354
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		6,560	6,324
6.875% 3/1/26 (d)		14,330	13,185
7.5% 4/1/25 (d)		12,105	11,477
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)		4,420	3,585
4.5% 9/15/27 (d)		5,450	4,864
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		3,600	3,012
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		6,320	6,004
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	5,507
Mineral Resources Ltd.:
8% 11/1/27 (d)		2,785	2,715
8.125% 5/1/27 (d)		11,025	10,724
8.5% 5/1/30 (d)		2,065	2,034
Murray Energy Corp.:
11.25% 12/31/49 (c)(d)(e)		5,925	0
12% 4/15/24 pay-in-kind (c)(d)(e)(f)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,015	1,715
			130,349
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		4,190	2,933
LABL, Inc. 5.875% 11/1/28 (d)		6,750	5,450
			8,383
TOTAL MATERIALS			329,139
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		4,190	3,382
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		14,590	12,400
5% 7/15/28 (d)		6,370	5,642
5.25% 7/15/30 (d)		5,915	5,142
5.625% 7/15/32 (d)		5,915	5,002
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	5,226
4.625% 8/1/29		10,950	9,609
5% 10/15/27		21,010	19,217
SBA Communications Corp. 3.875% 2/15/27		9,720	8,872
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		9,350	7,689
6.5% 2/15/29 (d)		19,535	14,309
Uniti Group, Inc.:
6% 1/15/30 (d)		6,990	4,836
7.875% 2/15/25 (d)		9,940	9,591
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (d)		6,695	5,758
4.25% 12/1/26 (d)		12,650	11,553
4.625% 12/1/29 (d)		7,220	6,454
			134,682
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		6,575	6,107
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		8,505	6,496
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		5,555	4,111
Segro Capital SARL 1.875% 3/23/30 (Reg. S)	EUR	10,941	10,009
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		6,480	5,382
5.875% 6/15/27 (d)		5,610	5,171
Vonovia SE 2.375% 3/25/32 (Reg. S)	EUR	3,700	3,183
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	2,401
			42,860
TOTAL REAL ESTATE			177,542
UTILITIES - 1.8%
Electric Utilities - 1.4%
Clearway Energy Operating LLC:
3.75% 1/15/32 (d)		2,795	2,215
4.75% 3/15/28 (d)		4,055	3,648
NRG Energy, Inc.:
3.375% 2/15/29 (d)		3,080	2,484
3.625% 2/15/31 (d)		6,110	4,790
3.875% 2/15/32 (d)		7,040	5,592
5.75% 1/15/28		20,240	18,397
ORSTED A/S 2.875% 6/14/33 (Reg. S)	EUR	9,718	9,899
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	4,251
3.95% 12/1/47		13,510	9,358
4% 12/1/46		14,690	10,304
4.25% 3/15/46		1,475	1,077
4.3% 3/15/45		3,690	2,683
4.55% 7/1/30		36,325	32,276
PG&E Corp.:
5% 7/1/28		13,615	11,489
5.25% 7/1/30		5,150	4,237
TenneT Holding BV:
2.375% 5/17/33 (Reg. S)	EUR	12,236	11,965
2.75% 5/17/42 (Reg. S)	EUR	11,199	10,478
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		11,110	9,295
5% 7/31/27 (d)		13,800	12,546
5.5% 9/1/26 (d)		9,975	9,420
5.625% 2/15/27 (d)		17,455	16,412
			192,816
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	16,645
8% 3/1/32		9,400	10,986
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		5,750	4,890
			32,521
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,735	3,252
RWE AG 1% 11/26/33 (Reg. S)	EUR	8,700	6,657
			9,909
Water Utilities - 0.1%
Thames Water Utility Finance PLC 1.25% 1/31/32 (Reg. S)	EUR	13,327	10,422
TOTAL UTILITIES			245,668

TOTAL NONCONVERTIBLE BONDS			4,122,598

TOTAL CORPORATE BONDS
(Cost $4,687,006)			4,143,553

U.S. Government and Government Agency Obligations - 28.0%
U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.625% 4/22/25		2,128	1,990
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,409
5.375% 4/1/56		3,503	4,364

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			8,763

U.S. Treasury Obligations - 27.8%
U.S. Treasury Bills, yield at date of purchase 0.66% to 1.59% 7/7/22 to 9/22/22 (i)		19,630	19,616
U.S. Treasury Bonds:
1.875% 11/15/51		54,999	41,266
2% 11/15/41		55,859	44,364
2% 8/15/51		178,744	138,143
2.25% 2/15/52 (j)		115,400	94,971
2.5% 2/15/45 (i)(k)		216,056	183,242
2.875% 5/15/52		9,480	8,954
3% 5/15/45		20,100	18,644
3% 2/15/49		137,820	131,333
3.25% 5/15/42		12,200	11,906
4.75% 2/15/37 (i)		74,200	89,594
5.25% 2/15/29		5,406	6,108
6.125% 8/15/29		3,663	4,384
U.S. Treasury Notes:
0.125% 8/31/22		82,000	81,804
0.125% 11/30/22		35,000	34,679
0.125% 12/31/22		33,500	33,100
0.125% 2/28/23		89,000	87,488
0.125% 3/31/23		30,000	29,418
0.125% 5/31/23		38,200	37,254
0.125% 6/30/23		34,600	33,655
0.125% 8/15/23		2,411	2,335
0.125% 10/15/23		2,852	2,750
0.25% 5/15/24		470	447
0.25% 7/31/25		35,866	32,931
0.25% 9/30/25		26,037	23,788
0.25% 10/31/25		17,600	16,038
0.375% 10/31/23		20,700	20,005
0.375% 4/30/25		82,771	76,819
0.375% 12/31/25		167,057	152,250
0.375% 1/31/26		13,900	12,639
0.5% 11/30/23		129,700	125,292
0.625% 7/31/26		24,000	21,765
0.75% 3/31/26		46,052	42,298
0.75% 8/31/26		29,200	26,579
0.875% 9/30/26		143,800	131,330
1% 7/31/28		49,141	43,461
1.125% 10/31/26		17,300	15,946
1.125% 8/31/28 (i)		465,629	414,380
1.25% 12/31/26		52,353	48,390
1.25% 9/30/28		38,280	34,286
1.375% 8/31/23		11,000	10,797
1.375% 10/31/28		8,911	8,034
1.5% 2/29/24		320,700	313,146
1.5% 10/31/24		480	464
1.5% 1/31/27		40,989	38,270
1.5% 11/30/28		6,930	6,293
1.625% 11/15/22		14,901	14,863
1.625% 5/31/23		19,717	19,492
1.625% 9/30/26		3,093	2,918
1.75% 1/31/29		41,434	38,202
1.875% 7/31/22		43,433	43,459
1.875% 2/28/27		280,000	265,781
1.875% 2/28/29		28,500	26,488
1.875% 2/15/32		143,812	130,116
2.125% 7/31/24		118,408	116,336
2.125% 5/15/25		12,033	11,738
2.25% 4/30/24 (j)		78,844	77,815
2.25% 3/31/26		34,717	33,732
2.375% 3/31/29		7,500	7,179
2.5% 2/28/26		38,997	38,248
2.5% 3/31/27		7,200	7,025
2.625% 5/31/27 (j)		9,800	9,615
2.75% 2/15/24		203,714	202,998
2.75% 6/30/25		197	195
2.75% 5/31/29		31,541	30,920
2.875% 5/15/32 (j)		46,600	46,076
3.125% 11/15/28		31,330	31,395

TOTAL U.S. TREASURY OBLIGATIONS			3,905,247

Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24		11,520	11,116
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,213,417)			3,925,126

U.S. Government Agency - Mortgage Securities - 2.8%
Fannie Mae - 0.6%
1.5% 11/1/40 to 11/1/41		43,168	37,161
2.5% 9/1/51 to 2/1/52		19,774	17,849
3% 11/1/34 to 2/1/52		13,429	12,997
3.5% 6/1/49 to 3/1/52		20,337	19,674

TOTAL FANNIE MAE			87,681

Freddie Mac - 0.6%
1.5% 12/1/40 to 4/1/41		11,991	10,339
2.5% 5/1/41 to 1/1/52		21,409	19,644
3% 9/1/34		4,167	4,096
3.5% 5/1/51 to 3/1/52		51,289	49,594

TOTAL FREDDIE MAC			83,673

Ginnie Mae - 0.8%
2% 7/1/52 (l)		9,100	8,079
2% 7/1/52 (l)		2,450	2,175
2% 7/1/52 (l)		2,450	2,175
2% 7/1/52 (l)		2,450	2,175
2% 7/1/52 (l)		4,800	4,262
2% 7/1/52 (l)		2,500	2,220
2% 7/1/52(l)		2,450	2,175
2% 7/1/52 (l)		18,400	16,336
2% 7/1/52 (l)		3,950	3,507
2% 7/1/52 (l)		19,100	16,958
2% 7/1/52 (l)		8,150	7,236
2% 8/1/52 (l)		17,250	15,300
2% 8/1/52 (l)		17,250	15,300
2% 8/1/52 (l)		11,500	10,200
3.5% 11/20/50		4,303	4,202
3.5% 7/1/52 (l)		1,950	1,894

TOTAL GINNIE MAE			114,194

Uniform Mortgage Backed Securities - 0.8%
2% 7/1/52 (l)		19,100	16,573
2% 7/1/52 (l)		19,100	16,573
3% 7/1/52 (l)		36,100	33,598
3% 8/1/52 (l)		13,050	12,130
3.5% 7/1/52 (l)		10,600	10,190
4% 7/1/52 (l)		15,950	15,723
4% 7/1/52 (l)		50	49
4% 7/1/52 (l)		50	49

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			104,885

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $402,166)			390,433

Commercial Mortgage Securities - 0.4%
Freddie Mac:
floater:
Series 2021-F114 Class A/S, 0.9392% 5/25/31 (f)		6,073	6,018
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.9192% 8/25/31 (f)(g)		33,884	33,377
sequential payer:
Series 2021-K135 Class A2, 2.154% 10/25/31		14,000	12,411
Series 2021-K136 Class A2, 2.127% 11/25/31		5,000	4,418
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $59,507)			56,224

Foreign Government and Government Agency Obligations - 3.5%
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	13,950	6,114
Canadian Government:
1.25% 3/1/27	CAD	30,000	21,441
1.5% 6/1/31	CAD	18,415	12,410
2% 12/1/51	CAD	7,255	4,405
German Federal Republic:
0% 3/10/23 (Reg. S)	EUR	42,355	44,364
0% 8/15/31	EUR	13,939	12,972
0% 2/15/32 (Reg. S)	EUR	182,995	168,483
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		54,954	56,577
5.5% 12/4/23		19,812	20,482
Japan Government:
0.1% 12/20/30	JPY	4,767,600	34,728
0.4% 3/20/56	JPY	2,254,000	12,788
Spanish Kingdom 1.9% 10/31/52 (Reg. S) (d)	EUR	3,330	2,627
United Kingdom, Great Britain and Northern Ireland 0.375% 10/22/26 (Reg. S)	GBP	86,985	98,994
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $547,612)			496,385
		Shares	Value (000s)

Common Stocks - 2.7%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(m)		2,242,893	0
Media - 0.1%
iHeartMedia, Inc. (m)		26	0
Nexstar Broadcasting Group, Inc. Class A		73,280	11,936
			11,936

TOTAL COMMUNICATION SERVICES			11,936

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Technologies (c)(m)		7,093	7
Exide Technologies (c)(m)		418,807	0
Exide Technologies (c)(m)		280	182
UC Holdings, Inc. (c)(m)		560,355	2,791
			2,980
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.		123,800	6,159
Caesars Entertainment, Inc. (m)		290,400	11,122
Studio City International Holdings Ltd.:
ADR (m)		133,400	287
ADR (d)		121,177	261
			17,829
Household Durables - 0.1%
Tempur Sealy International, Inc.		328,248	7,015
Specialty Retail - 0.1%
Lowe's Companies, Inc.		26,800	4,681
RH (m)		13,200	2,802
Williams-Sonoma, Inc.		39,100	4,338
			11,821

TOTAL CONSUMER DISCRETIONARY			39,645

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(m)		584,047	14,251
Food Products - 0.1%
Darling Ingredients, Inc. (m)		91,700	5,484
JBS SA		1,108,000	6,688
Reddy Ice Holdings, Inc. (c)(m)		133,255	7
			12,179

TOTAL CONSUMER STAPLES			26,430

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (j)(m)		66,694	393
Forbes Energy Services Ltd. (c)(m)		135,187	0
Jonah Energy Parent LLC (c)(m)		183,159	8,334
Superior Energy Services, Inc. Class A (c)(m)		66,115	1,693
			10,420
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp. (m)		127,900	3,920
California Resources Corp.		1,078,906	41,538
California Resources Corp. warrants 10/27/24 (m)		34,633	356
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(m)		289	0
Series B warrants 10/1/25 (c)(m)		289	0
Cheniere Energy, Inc.		89,200	11,866
Chesapeake Energy Corp. (j)		125,269	10,159
Chesapeake Energy Corp. (b)(m)		15,902	1,290
Civitas Resources, Inc.		36,312	1,899
EP Energy Corp. (c)(m)		611,545	5,718
Mesquite Energy, Inc. (c)(m)		185,122	10,854
Unit Corp. (m)		28,630	1,450
			89,050

TOTAL ENERGY			99,470

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(m)		7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.		302,400	11,304
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)(m)		8,127	3

TOTAL FINANCIALS			11,307

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.		14,000	7,191
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (m)		17,600	3,766
IQVIA Holdings, Inc. (m)		47,000	10,199
			13,965

TOTAL HEALTH CARE			21,156

INDUSTRIALS - 0.1%
Building Products - 0.0%
Carrier Global Corp.		107,100	3,819
Electrical Equipment - 0.0%
Array Technologies, Inc. (m)		500	6
Professional Services - 0.1%
ASGN, Inc. (m)		103,100	9,305
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (c)(m)		11,553	1,596
Class B (c)(m)		3,850	532
			2,128
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)		403,760	0
Class A2 (b)(c)(m)		403,760	0
Class A3 (b)(c)(m)		403,760	0
Class A4 (b)(c)(m)		403,760	0
Class A5 (b)(c)(m)		403,760	0
Class A6 (b)(c)(m)		403,760	0
Class A7 (b)(c)(m)		403,760	0
Class A8 (b)(c)(m)		403,760	0
Class A9 (b)(c)(m)		403,760	0
			0

TOTAL INDUSTRIALS			15,258

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
CDW Corp.		51,000	8,036
IT Services - 0.2%
Global Payments, Inc.		116,900	12,934
GTT Communications, Inc. rights (c)(m)		285,630	286
SS&C Technologies Holdings, Inc.		162,539	9,439
			22,659
Semiconductors & Semiconductor Equipment - 0.3%
KLA Corp.		8,600	2,744
Lam Research Corp.		18,600	7,926
Marvell Technology, Inc.		155,200	6,756
Microchip Technology, Inc.		127,400	7,399
NXP Semiconductors NV		30,100	4,456
onsemi (m)		201,800	10,153
			39,434
Software - 0.0%
Salesforce.com, Inc. (m)		37,600	6,206

TOTAL INFORMATION TECHNOLOGY			76,335

MATERIALS - 0.4%
Chemicals - 0.2%
CF Industries Holdings, Inc.		118,200	10,133
The Chemours Co. LLC		403,410	12,917
			23,050
Containers & Packaging - 0.1%
Berry Global Group, Inc. (m)		207,500	11,338
WestRock Co.		234,700	9,350
			20,688
Metals & Mining - 0.1%
Algoma Steel Group, Inc.		326,161	2,929
Algoma Steel SCA (c)(m)		151,792	0
Elah Holdings, Inc. (m)		517	36
First Quantum Minerals Ltd.		595,000	11,288
			14,253

TOTAL MATERIALS			57,991

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.		208,809	7,970
PG&E Corp. (m)		606,468	6,053
Portland General Electric Co.		13,962	675
			14,698
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (c)		10,774	129
PureWest Energy rights (c)(m)		6,493	0
			129

TOTAL UTILITIES			14,827

TOTAL COMMON STOCKS
(Cost $291,155)			374,355

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(m)		624	581
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)		193,792,711	65
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,489)			646
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.5%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.17% 12/12/26 (f)(g)(n)		5,342	4,901
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (f)(g)(n)		2,671	2,493
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (f)(g)(n)		4,203	3,812
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 3/9/27 (f)(g)(n)		4,347	3,995
			15,201
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9.1808% 5/25/26 (f)(g)(n)		3,603	3,579
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 9/19/26 (f)(g)(n)		1,520	1,495
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 6.2543% 6/10/29 (f)(g)(n)		355	338
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 1/31/29 (f)(g)(n)		3,571	3,330
			8,742

TOTAL COMMUNICATION SERVICES			23,943

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 11.5% 12/16/25 (f)(g)(n)		514	470
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 12/17/28 (f)(g)(n)		1,045	940
			1,410
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5004% 8/22/25 (f)(g)(n)		3,640	3,482
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5443% 1/15/27 (f)(g)(n)		6,626	6,328
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (f)(g)(n)		8,357	7,676
			17,486
Hotels, Restaurants & Leisure - 0.0%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.5341% 1/27/29 (f)(g)(n)		1,743	1,603
Light & Wonder, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 4.3577% 4/7/29 (f)(g)(n)		1,095	1,038
			2,641
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (f)(g)(n)		2,683	2,203
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 2/5/26 (f)(g)(n)		11,095	10,277
			12,480

TOTAL CONSUMER DISCRETIONARY			34,017

CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 5.4031% 1/24/29 (f)(g)(n)		1,040	966
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (c)(e)(f)(n)		1,267	0
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6661% 8/1/23 (f)(g)(n)		821	808
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(n)		3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(n)		1,476	0
			808

TOTAL ENERGY			808

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1398% 2/27/28 (f)(g)(n)		5,321	5,107
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 2/15/27 (f)(g)(n)		652	614
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0093% 11/12/27 (f)(g)(n)		6,431	5,967
			6,581

TOTAL FINANCIALS			11,688

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (f)(g)(n)		9,752	9,203
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9631% 11/15/28 (f)(g)(n)		3,327	3,117
			12,320
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0091% 2/15/29 (f)(g)(n)		13,137	12,062
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (f)(g)(n)(o)		2,227	2,044
			14,106

TOTAL HEALTH CARE			26,426

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/8/26 (f)(g)(n)		1,514	1,392
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/4/26 (f)(g)(n)		814	748
			2,140
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(n)		4,230	3,881
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(n)		2,095	2,080
			5,961
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.0622% 5/17/28 (f)(g)(n)		11,345	8,736
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.8417% 2/25/29 (f)(g)(n)		10,590	9,088
			17,824
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6253% 12/20/29 (c)(f)(g)(n)		525	483
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1253% 12/21/28 (f)(g)(n)		2,500	2,331
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (f)(g)(n)		1,406	1,277
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 12/10/26 (c)(f)(g)(n)		4,420	4,188
			8,279
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 6/4/28 (f)(g)(n)		3,072	2,828

TOTAL INDUSTRIALS			37,032

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/31/28 (f)(g)(n)		990	923
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2044% 2/16/28 (f)(g)(n)		603	566
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 10/31/26 (f)(g)(n)		673	635
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (f)(g)(n)		7,817	6,105
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (f)(g)(n)		5,339	5,059
			12,365
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 10/2/25 (f)(g)(n)		18,987	17,642
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/2/28 (f)(g)(n)		3,161	2,913
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.8249% 8/31/28 (f)(g)(n)		3,089	2,864
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6661% 4/22/28 (f)(g)(n)		3,089	2,849
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (f)(g)(n)		6,703	6,264
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 2/28/27 (f)(g)(n)		1,281	1,202
			33,734

TOTAL INFORMATION TECHNOLOGY			47,022

MATERIALS - 0.1%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (f)(g)(n)		1,701	1,581
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 9/22/28 (f)(g)(n)		1,284	1,215
			2,796
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 3/30/29 (f)(g)(n)		4,180	3,900
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (f)(g)(n)		790	666
			4,566

TOTAL MATERIALS			7,362

UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 6/23/25 (f)(g)(n)		16,675	15,683
TOTAL BANK LOAN OBLIGATIONS
(Cost $225,384)			204,947
		Shares	Value (000s)

Fixed-Income Funds - 24.2%
Fidelity Emerging Markets Debt Central Fund (p)		288,311,466	2,159,453
Fidelity Floating Rate Central Fund (p)		13,186,725	1,238,365
TOTAL FIXED-INCOME FUNDS
(Cost $4,045,923)			3,397,818
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (f)(h)	EUR	18,100	15,435
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (f)(h)		8,965	7,905
Energy Transfer LP:
6.25% (f)(h)		45,897	35,482
6.625% (f)(h)		17,100	13,018
7.125% (f)(h)		4,160	3,607
MPLX LP 6.875% (f)(h)		18,000	17,559
Summit Midstream Partners LP 9.5% (f)(h)		1,711	1,234
			78,805
FINANCIALS - 3.6%
Banks - 3.3%
Bank of America Corp.:
5.2% (f)(h)		48,090	44,808
5.875% (f)(h)		60,475	54,142
6.25% (f)(h)		18,480	18,327
Citigroup, Inc.:
4.7% (f)(h)		8,755	7,285
5% (f)(h)		36,455	32,620
5.9% (f)(h)		25,875	25,925
5.95% (f)(h)		46,925	47,142
6.3% (f)(h)		4,120	3,878
Huntington Bancshares, Inc. 5.7% (f)(h)		7,660	6,654
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.2869% (f)(g)(h)		30,810	29,141
4% (f)(h)		19,100	15,924
4.6% (f)(h)		13,385	11,561
5% (f)(h)		18,675	16,865
6% (f)(h)		54,840	52,774
6.125% (f)(h)		12,865	12,324
6.75% (f)(h)		6,270	6,487
Wells Fargo & Co.:
5.875% (f)(h)		36,775	35,946
5.9% (f)(h)		46,445	42,115
			463,918
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
4.4% (f)(h)		4,530	3,912
4.95% (f)(h)		7,885	7,251
5% (f)(h)		29,914	25,638
			36,801
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(h)		21	0

TOTAL FINANCIALS			500,719

TOTAL PREFERRED SECURITIES
(Cost $657,743)			594,959
		Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund 1.58% (q)		504,103,611	504,204
Fidelity Securities Lending Cash Central Fund 1.58% (q)(r)		225,200,709	225,223
TOTAL MONEY MARKET FUNDS
(Cost $729,384)			729,427
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $15,866,786)			14,313,873
NET OTHER ASSETS (LIABILITIES) - (2.0)%			(277,950)
NET ASSETS - 100%			$14,035,923

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 7/1/52	$(17,250)	$(15,315)
2% 7/1/52	(11,500)	(10,210)
2% 7/1/52	(8,150)	(7,236)

TOTAL GINNIE MAE		(32,761)

Uniform Mortgage Backed Securities
2% 7/1/52	(19,100)	(16,574)
2% 7/1/52	(19,100)	(16,573)
3% 7/1/52	(13,050)	(12,146)
3.5% 7/1/52	(10,600)	(10,190)
4% 7/1/52	(16,050)	(15,822)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(71,305)

TOTAL TBA SALE COMMITMENTS
(Proceeds $103,294)		$(104,066)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,543	Sept. 2022	$538,487	$(6,533)	$(6,533)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,033	Sept. 2022	426,962	(2,080)	(2,080)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	543	Sept. 2022	60,952	(51)	(51)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1,976	Sept. 2022	304,983	(7,314)	(7,314)
TOTAL FUTURES CONTRACTS					$(15,978)

The notional amount of futures purchased as a percentage of Net Assets is 9.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,457,576,000.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation) (000s)
EUR	2,194	USD	2,284	HSBC Bank	7/1/22	$15
EUR	2,530	USD	2,649	Morgan Stanley Cap. Group, Inc	7/1/22	2
EUR	13,627	USD	14,271	National Australia Bank	7/1/22	10
EUR	0	USD	0	Brown Brothers Harriman & Co	7/5/22	0
USD	70	EUR	66	Barclays Bank PLC	7/5/22	1
AUD	2,530	USD	1,755	State Street Bank and Trust Co	7/14/22	(8)
EUR	3,539	USD	3,722	BNP Paribas S.A.	7/14/22	(11)
EUR	3,374	USD	3,551	BNP Paribas S.A.	7/14/22	(13)
EUR	17,162	USD	17,866	Bank of America, N.A.	7/14/22	130
EUR	4,722	USD	5,004	Barclays Bank PLC	7/14/22	(53)
EUR	8,882	USD	9,333	Brown Brothers Harriman & Co	7/14/22	(19)
EUR	2,029	USD	2,140	Brown Brothers Harriman & Co	7/14/22	(12)
EUR	21,586	USD	22,761	Brown Brothers Harriman & Co	7/14/22	(127)
EUR	3,961	USD	4,204	Citibank, N. A.	7/14/22	(51)
EUR	7,700	USD	8,061	HSBC Bank	7/14/22	14
EUR	4,593	USD	4,816	National Australia Bank	7/14/22	0
GBP	1,492	USD	1,822	Brown Brothers Harriman & Co	7/14/22	(6)
JPY	241,679	USD	1,816	Brown Brothers Harriman & Co	7/14/22	(34)
USD	7,964	AUD	11,165	Brown Brothers Harriman & Co	7/14/22	257
USD	39,208	CAD	49,900	Royal Bank of Canada	7/14/22	443
USD	20,742	EUR	19,935	Bank of America, N.A.	7/14/22	(162)
USD	514,698	EUR	485,009	Barclays Bank PLC	7/14/22	6,119
USD	7,756	EUR	7,362	Citibank, N. A.	7/14/22	37
USD	5,034	EUR	4,830	HSBC Bank	7/14/22	(31)
USD	5,373	EUR	5,155	HSBC Bank	7/14/22	(33)
USD	5,056	EUR	4,807	HSBC Bank	7/14/22	16
USD	2,730	EUR	2,605	Morgan Stanley Cap. Group, Inc	7/14/22	(1)
USD	14,113	EUR	13,466	National Australia Bank	7/14/22	(7)
USD	1,990	EUR	1,889	National Australia Bank	7/14/22	9
USD	2,279	EUR	2,163	Royal Bank of Canada	7/14/22	11
USD	102,267	GBP	81,916	Brown Brothers Harriman & Co	7/14/22	2,535
USD	49,827	JPY	6,662,484	Canadian Imperial Bk. of Comm.	7/14/22	695
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$9,726
					Unrealized Appreciation	10,294
					Unrealized Depreciation	(568)

For the period, the average contract value for forward foreign currency contracts was $1,944,782,000. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound sterling

JPY – Japanese yen

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,334,000 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,791,182,000 or 19.9% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,859,000.

 (j) Security or a portion of the security is on loan at period end.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $796,000.

 (l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (m) Non-income producing

 (n) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (o) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,227,000 and $2,044,000, respectively.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Chesapeake Energy Corp.	2/10/21	$151
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	$1,457
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/18/22	$2,515
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$11,111
Southeastern Grocers, Inc.	6/1/18	$4,108
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$672,089	$2,297,158	$2,465,043	$1,151	$--	$--	$504,204	0.9%
Fidelity Emerging Markets Debt Central Fund	2,568,423	113,035	91,999	53,449	(11,824)	(418,182)	2,159,453	93.8%
Fidelity Floating Rate Central Fund	1,489,622	38,071	198,648	30,068	(10,979)	(79,701)	1,238,365	42.8%
Fidelity Mortgage Backed Securities Central Fund	21	--	20	--	(1)	--	--	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	234,493	1,609,995	1,619,265	512	--	--	225,223	0.6%
Total	$4,964,648	$4,058,259	$4,374,975	$85,180	$(22,804)	$(497,883)	$4,127,245

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$11,936	$11,936	$--	$--
Consumer Discretionary	40,226	36,665	--	3,561
Consumer Staples	26,430	12,172	--	14,258
Energy	99,470	72,871	--	26,599
Financials	11,307	11,304	--	3
Health Care	21,156	21,156	--	--
Industrials	15,323	13,130	--	2,193
Information Technology	76,335	76,049	--	286
Materials	57,991	57,991	--	--
Utilities	14,827	14,698	--	129
Corporate Bonds	4,143,553	--	4,121,594	21,959
U.S. Government and Government Agency Obligations	3,925,126	--	3,925,126	--
U.S. Government Agency - Mortgage Securities	390,433	--	390,433	--
Commercial Mortgage Securities	56,224	--	56,224	--
Foreign Government and Government Agency Obligations	496,385	--	496,385	--
Bank Loan Obligations	204,947	--	200,276	4,671
Fixed-Income Funds	3,397,818	3,397,818	--	--
Preferred Securities	594,959	--	594,959	--
Money Market Funds	729,427	729,427	--	--
Total Investments in Securities:	$14,313,873	$4,455,217	$9,784,997	$73,659
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$10,294	$--	$10,294	$--
Total Assets	$10,294	$--	$10,294	$--
Liabilities
Forward Foreign Currency Contracts	$(568)	$--	$(568)	$--
Futures Contracts	(15,978)	(15,978)	--	--
Total Liabilities	$(16,546)	$(15,978)	$(568)	$--
Total Derivative Instruments:	$(6,252)	$(15,978)	$9,726	$--
Other Financial Instruments:
TBA Sale Commitments	$(104,066)	$--	$(104,066)	$--
Total Other Financial Instruments:	$(104,066)	$--	$(104,066)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$10,294	$(568)
Total Foreign Exchange Risk	10,294	(568)
Interest Rate Risk
Futures Contracts(b)	0	(15,978)
Total Interest Rate Risk	0	(15,978)
Total Value of Derivatives	$10,294	$(16,546)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $221,391) — See accompanying schedule: Unaffiliated issuers (cost $11,091,479)	$10,186,628
Fidelity Central Funds (cost $4,775,307)	4,127,245
Total Investment in Securities (cost $15,866,786)		$14,313,873
Cash		30,816
Foreign currency held at value (cost $50)		50
Receivable for investments sold		86,616
Receivable for TBA sale commitments		103,294
Unrealized appreciation on forward foreign currency contracts		10,294
Receivable for fund shares sold		9,449
Dividends receivable		430
Interest receivable		93,061
Distributions receivable from Fidelity Central Funds		509
Receivable for daily variation margin on futures contracts		10,476
Other receivables		97
Total assets		14,658,965
Liabilities
Payable for investments purchased
Regular delivery	$34,564
Delayed delivery	213,775
TBA sale commitments, at value	104,066
Unrealized depreciation on forward foreign currency contracts	568
Payable for fund shares redeemed	32,599
Distributions payable	3,075
Accrued management fee	6,572
Distribution and service plan fees payable	740
Other affiliated payables	1,695
Other payables and accrued expenses	165
Collateral on securities loaned	225,223
Total liabilities		623,042
Net Assets		$14,035,923
Net Assets consist of:
Paid in capital		$15,596,021
Total accumulated earnings (loss)		(1,560,098)
Net Assets		$14,035,923
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,736,705 ÷ 159,797 shares)(a)		$10.87
Maximum offering price per share (100/96.00 of $10.87)		$11.32
Class M:
Net Asset Value and redemption price per share ($662,728 ÷ 61,012 shares)(a)		$10.86
Maximum offering price per share (100/96.00 of $10.86)		$11.31
Class C:
Net Asset Value and offering price per share ($265,156 ÷ 24,467 shares)(a)		$10.84
Fidelity Strategic Income Fund:
Net Asset Value, offering price and redemption price per share ($6,117,384 ÷ 554,813 shares)		$11.03
Class I:
Net Asset Value, offering price and redemption price per share ($4,364,865 ÷ 395,834 shares)		$11.03
Class Z:
Net Asset Value, offering price and redemption price per share ($889,085 ÷ 80,591 shares)		$11.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$23,139
Interest		174,806
Income from Fidelity Central Funds (including $512 from security lending)		85,180
Total income		283,125
Expenses
Management fee	$42,664
Transfer agent fees	9,844
Distribution and service plan fees	4,871
Accounting fees	895
Custodian fees and expenses	24
Independent trustees' fees and expenses	24
Registration fees	216
Audit	60
Legal	377
Miscellaneous	30
Total expenses before reductions	59,005
Expense reductions	(150)
Total expenses after reductions		58,855
Net investment income (loss)		224,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,415
Fidelity Central Funds	(22,804)
Forward foreign currency contracts	92,498
Foreign currency transactions	(4,820)
Futures contracts	(124,787)
Total net realized gain (loss)		(23,498)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,638,098)
Fidelity Central Funds	(497,883)
Forward foreign currency contracts	(10,756)
Assets and liabilities in foreign currencies	(45)
Futures contracts	(18,406)
TBA sale commitments	(740)
Total change in net unrealized appreciation (depreciation)		(2,165,928)
Net gain (loss)		(2,189,426)
Net increase (decrease) in net assets resulting from operations		$(1,965,156)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$224,270	$424,672
Net realized gain (loss)	(23,498)	319,698
Change in net unrealized appreciation (depreciation)	(2,165,928)	(140,674)
Net increase (decrease) in net assets resulting from operations	(1,965,156)	603,696
Distributions to shareholders	(229,633)	(741,684)
Share transactions - net increase (decrease)	(755,775)	1,482,123
Total increase (decrease) in net assets	(2,950,564)	1,344,135
Net Assets
Beginning of period	16,986,487	15,642,352
End of period	$14,035,923	$16,986,487

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Strategic Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$12.61	$12.29	$11.56	$12.32	$11.88
Income from Investment Operations
Net investment income (loss)A,B	.156	.303	.367	.412	.424	.399
Net realized and unrealized gain (loss)	(1.636)	.143	.497	.818	(.780)	.526
Total from investment operations	(1.480)	.446	.864	1.230	(.356)	.925
Distributions from net investment income	(.146)	(.305)	(.386)	(.390)	(.392)	(.382)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	(.012)	(.103)
Total distributions	(.160)	(.546)	(.544)	(.500)	(.404)	(.485)
Net asset value, end of period	$10.87	$12.51	$12.61	$12.29	$11.56	$12.32
Total ReturnC,D,E	(11.91)%	3.58%	7.19%	10.74%	(2.95)%	7.87%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.98%H	.97%	.97%	.98%	.98%	1.00%
Expenses net of fee waivers, if any	.98%H	.96%	.97%	.97%	.98%	.99%
Expenses net of all reductions	.98%H	.96%	.97%	.97%	.98%	.99%
Net investment income (loss)	2.68%H	2.39%	3.02%	3.38%	3.52%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$1,737	$2,072	$1,904	$1,918	$1,631	$1,921
Portfolio turnover rateI	85%H	94%	96%	138%J	113%K	123%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$12.61	$12.28	$11.55	$12.31	$11.88
Income from Investment Operations
Net investment income (loss)A,B	.156	.304	.368	.412	.424	.398
Net realized and unrealized gain (loss)	(1.646)	.142	.506	.818	(.779)	.517
Total from investment operations	(1.490)	.446	.874	1.230	(.355)	.915
Distributions from net investment income	(.146)	(.305)	(.386)	(.390)	(.393)	(.382)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	(.012)	(.103)
Total distributions	(.160)	(.546)	(.544)	(.500)	(.405)	(.485)
Net asset value, end of period	$10.86	$12.51	$12.61	$12.28	$11.55	$12.31
Total ReturnC,D,E	(11.98)%	3.59%	7.29%	10.75%	(2.95)%	7.78%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.98%H	.96%	.96%	.97%	.98%	.99%
Expenses net of fee waivers, if any	.97%H	.96%	.96%	.97%	.97%	.99%
Expenses net of all reductions	.97%H	.96%	.96%	.97%	.97%	.99%
Net investment income (loss)	2.69%H	2.39%	3.03%	3.39%	3.52%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$663	$797	$792	$806	$755	$864
Portfolio turnover rateI	85%H	94%	96%	138%J	113%K	123%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.48	$12.58	$12.26	$11.53	$12.28	$11.85
Income from Investment Operations
Net investment income (loss)A,B	.112	.208	.276	.320	.334	.305
Net realized and unrealized gain (loss)	(1.636)	.142	.496	.818	(.770)	.518
Total from investment operations	(1.524)	.350	.772	1.138	(.436)	.823
Distributions from net investment income	(.102)	(.209)	(.294)	(.298)	(.302)	(.290)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	(.012)	(.103)
Total distributions	(.116)	(.450)	(.452)	(.408)	(.314)	(.393)
Net asset value, end of period	$10.84	$12.48	$12.58	$12.26	$11.53	$12.28
Total ReturnC,D,E	(12.27)%	2.81%	6.41%	9.94%	(3.60)%	7.00%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.74%H	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of fee waivers, if any	1.74%H	1.72%	1.72%	1.72%	1.72%	1.74%
Expenses net of all reductions	1.74%H	1.72%	1.72%	1.72%	1.72%	1.74%
Net investment income (loss)	1.92%H	1.64%	2.27%	2.63%	2.78%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$265	$354	$572	$678	$1,006	$1,302
Portfolio turnover rateI	85%H	94%	96%	138%J	113%K	123%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$12.79	$12.46	$11.72	$12.38
Income from Investment Operations
Net investment income (loss)B,C	.176	.346	.410	.454	.314
Net realized and unrealized gain (loss)	(1.666)	.153	.504	.827	(.657)
Total from investment operations	(1.490)	.499	.914	1.281	(.343)
Distributions from net investment income	(.166)	(.348)	(.426)	(.431)	(.317)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	–
Total distributions	(.180)	(.589)	(.584)	(.541)	(.317)
Net asset value, end of period	$11.03	$12.70	$12.79	$12.46	$11.72
Total ReturnD,E	(11.81)%	3.96%	7.53%	11.04%	(2.78)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.68%H	.66%	.67%	.68%	.69%H
Expenses net of fee waivers, if any	.68%H	.66%	.67%	.68%	.68%H
Expenses net of all reductions	.68%H	.66%	.67%	.68%	.68%H
Net investment income (loss)	2.99%H	2.69%	3.32%	3.68%	3.64%H
Supplemental Data
Net assets, end of period (in millions)	$6,117	$7,245	$6,823	$8,139	$7,817
Portfolio turnover rateI	85%H	94%	96%	138%J	113%K

 A For the period April 13, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$12.79	$12.46	$11.72	$12.49	$12.05
Income from Investment Operations
Net investment income (loss)A,B	.173	.340	.404	.449	.458	.432
Net realized and unrealized gain (loss)	(1.666)	.153	.505	.827	(.789)	.528
Total from investment operations	(1.493)	.493	.909	1.276	(.331)	.960
Distributions from net investment income	(.163)	(.342)	(.421)	(.426)	(.427)	(.417)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	(.012)	(.103)
Total distributions	(.177)	(.583)	(.579)	(.536)	(.439)	(.520)
Net asset value, end of period	$11.03	$12.70	$12.79	$12.46	$11.72	$12.49
Total ReturnC,D	(11.84)%	3.91%	7.48%	11.00%	(2.71)%	8.06%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.73%G	.71%	.71%	.72%	.73%	.75%
Expenses net of fee waivers, if any	.73%G	.71%	.71%	.72%	.73%	.74%
Expenses net of all reductions	.73%G	.71%	.71%	.72%	.73%	.74%
Net investment income (loss)	2.94%G	2.64%	3.28%	3.64%	3.76%	3.49%
Supplemental Data
Net assets, end of period (in millions)	$4,365	$5,460	$4,890	$4,899	$4,831	$5,039
Portfolio turnover rateH	85%G	94%	96%	138%I	113%J	123%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$12.80	$12.47	$11.72	$12.17
Income from Investment Operations
Net investment income (loss)B,C	.179	.352	.417	.461	.119
Net realized and unrealized gain (loss)	(1.666)	.143	.504	.837	(.437)
Total from investment operations	(1.487)	.495	.921	1.298	(.318)
Distributions from net investment income	(.169)	(.354)	(.433)	(.438)	(.132)
Distributions from net realized gain	(.014)	(.241)	(.158)	(.110)	–
Total distributions	(.183)	(.595)	(.591)	(.548)	(.132)
Net asset value, end of period	$11.03	$12.70	$12.80	$12.47	$11.72
Total ReturnD,E	(11.79)%	3.92%	7.59%	11.19%	(2.62)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.62%H	.61%	.61%	.62%	.62%H
Expenses net of fee waivers, if any	.62%H	.61%	.61%	.62%	.62%H
Expenses net of all reductions	.62%H	.61%	.61%	.62%	.62%H
Net investment income (loss)	3.04%H	2.74%	3.38%	3.74%	3.95%H
Supplemental Data
Net assets, end of period (in millions)	$889	$1,058	$662	$587	$166
Portfolio turnover rateI	85%H	94%	96%	138%J	113%K

 A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Strategic Income Fund	$96

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds, futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$276,485
Gross unrealized depreciation	(1,831,007)
Net unrealized appreciation (depreciation)	$(1,554,522)
Tax cost	$15,861,371

At the prior fiscal period end, the Fund was required to defer approximately $4,608 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Strategic Income Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$92,498	$(10,756)
Total Foreign Exchange Risk	92,498	(10,756)
Interest Rate Risk
Futures Contracts	(124,787)	(18,406)
Total Interest Rate Risk	$(124,787)	$(18,406)
Totals	$(32,289)	$(29,162)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	3,030,295	4,289,176

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,394	$71
Class M	-%	.25%	917	14
Class C	.75%	.25%	1,560	199
			$4,871	$284

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$60
Class M	8
Class C(a)	8
$76

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,487.16
Class M	547.15
Class C	249.16
Fidelity Strategic Income Fund	3,466.11
Class I	3,846.15
Class Z	249.05
	$9,844

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Strategic Income Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Strategic Income Fund	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Strategic Income Fund	4,242	10,060	3,260

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Strategic Income Fund	$14

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Strategic Income Fund	$54	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $18.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $132.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$26,194	$87,743
Class M	10,048	34,319
Class C	3,088	14,402
Fidelity Strategic Income Fund	99,777	326,888
Class I	75,149	236,348
Class Z	15,377	41,984
Total	$229,633	$741,684

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	9,114	38,813	$107,366	$492,042
Reinvestment of distributions	2,151	6,639	24,989	83,673
Shares redeemed	(17,067)	(30,768)	(198,747)	(390,153)
Net increase (decrease)	(5,802)	14,684	$(66,392)	$185,562
Class M
Shares sold	3,040	8,510	$36,132	$107,780
Reinvestment of distributions	848	2,673	9,846	33,668
Shares redeemed	(6,576)	(10,318)	(76,819)	(130,794)
Net increase (decrease)	(2,688)	865	$(30,841)	$10,654
Class C
Shares sold	1,449	5,044	$17,155	$63,776
Reinvestment of distributions	258	1,114	2,993	13,990
Shares redeemed	(5,608)	(23,285)	(65,157)	(294,235)
Net increase (decrease)	(3,901)	(17,127)	$(45,009)	$(216,469)
Fidelity Strategic Income Fund
Shares sold	60,800	125,347	$713,434	$1,613,497
Reinvestment of distributions	7,557	22,959	89,096	293,601
Shares redeemed	(84,235)	(110,939)	(998,724)	(1,427,465)
Net increase (decrease)	(15,878)	37,367	$(196,194)	$479,633
Class I
Shares sold	70,903	143,221	$851,223	$1,842,147
Reinvestment of distributions	6,019	17,372	70,982	222,130
Shares redeemed	(111,164)	(112,697)	(1,310,561)	(1,448,940)
Net increase (decrease)	(34,242)	47,896	$(388,356)	$615,337
Class Z
Shares sold	17,560	41,820	$209,951	$539,424
Reinvestment of distributions	1,104	2,771	13,029	35,442
Shares redeemed	(21,374)	(13,034)	(251,963)	(167,460)
Net increase (decrease)	(2,710)	31,557	$(28,983)	$407,406

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Advisor Strategic Income Fund
Class A	.98%
Actual		$1,000.00	$880.90	$4.57
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class M	.97%
Actual		$1,000.00	$880.20	$4.52
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class C	1.74%
Actual		$1,000.00	$877.30	$8.10
Hypothetical-C		$1,000.00	$1,016.17	$8.70
Fidelity Strategic Income Fund	.68%
Actual		$1,000.00	$881.90	$3.17
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Class I	.73%
Actual		$1,000.00	$881.60	$3.41
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Class Z	.62%
Actual		$1,000.00	$882.10	$2.89
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SI-SANN-0822
1.705747.124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022